FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143
                                   ----------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                   ----------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                   --------------
Date of fiscal year end:   8/31
                          -------

Date of reporting period: 05/31/09
                         ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Smaller Companies Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2009

CONTENTS
Statement of Investments .................................................    3
Notes to Statement of Investments ........................................    7

                     FRANKLIN TEMPLETON INVESTMENTS(R) LOGO

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                                                                      SHARES/
                                                                      INDUSTRY                        RIGHTS         VALUE
                                                   ----------------------------------------------  ------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS 97.3%
       AUSTRALIA 6.0%
       Billabong International Ltd. .............         Textiles, Apparel & Luxury Goods              381,322  $    2,398,594
(a)    Billabong International Ltd., 144A........         Textiles, Apparel & Luxury Goods               69,332         436,113
       Downer EDI Ltd. ..........................          Commercial Services & Supplies             2,572,604       9,668,096
       Emeco Holdings Ltd. ......................         Trading Companies & Distributors           17,820,693       6,211,679
(b)    Iluka Resources Ltd. .....................                 Metals & Mining                     3,205,222       8,167,335
       Pacific Brands Ltd. ......................                   Distributors                     11,651,881       7,282,589
(a)    Pacific Brands Ltd., 144A.................                   Distributors                      8,738,910       5,461,941
       PaperlinX Ltd. ...........................              Paper & Forest Products               10,456,146       4,524,395
                                                                                                                 --------------
                                                                                                                     44,150,742
                                                                                                                 --------------
       BAHAMAS 1.9%
(b)    Steiner Leisure Ltd. .....................          Diversified Consumer Services                464,960      13,553,584
                                                                                                                 --------------
       BELGIUM 2.1%
(b)    Barco NV..................................  Electronic Equipment, Instruments & Components       444,300      15,197,667
                                                                                                                 --------------
       CANADA 4.6%
(b)    ATS Automation Tooling Systems Inc. ......                    Machinery                          885,180       3,585,334
       Biovail Corp. ............................                  Pharmaceutical                       889,700      11,300,107
       Canaccord Capital Inc. ...................                  Capital Markets                    1,926,100      14,314,475
       Dorel Industries Inc., B..................                Household Durables                     171,100       3,543,514
(b)    GSI Group Inc. ...........................  Electronic Equipment, Instruments & Components     1,071,820         964,638
       Mullen Group Ltd. ........................            Energy Equipment & Services                  1,200          14,824
                                                                                                                 --------------
                                                                                                                     33,722,892
                                                                                                                 --------------
       CAYMAN ISLANDS 1.3%
       Stella International Holdings Ltd. .......         Textiles, Apparel & Luxury Goods            5,743,500       9,631,586
                                                                                                                 --------------
       CHINA 6.1%
       AAC Acoustic Technologies Holdings Inc. ..             Communications Equipment                9,478,000       7,800,370
(b)    Bio-Treat Technology Ltd. ................          Commercial Services & Supplies            20,490,417         780,290
       People's Food Holdings Ltd. ..............                   Food Products                    29,293,000      12,473,305
       Sinotrans Ltd., H.........................              Air Freight & Logistics               66,042,621      17,123,723
(b)    TCL Communication Technology Holdings
       Ltd. .....................................             Communications Equipment               14,387,887       1,299,191
       Weiqiao Textile Co. Ltd., H...............         Textiles, Apparel & Luxury Goods            9,651,000       5,365,713
                                                                                                                 --------------
                                                                                                                     44,842,592
                                                                                                                 --------------
       FINLAND 2.4%
       Amer Sports OYJ...........................           Leisure Equipment & Products                778,180       7,812,736
(b)    Elcoteq SE, A.............................             Communications Equipment                  418,798         515,215
       Huhtamaki OYJ.............................              Containers & Packaging                   863,810       8,941,164
                                                                                                                     17,269,115
                                                                                                                 --------------
       GERMANY 0.6%
(b)    Jenoptik AG...............................  Electronic Equipment, Instruments & Components       977,110       4,739,170
                                                                                                                 --------------
       HONG KONG 7.7%
       Asia Satellite Telecommunications Holdings
          Ltd. ..................................      Diversified Telecommunication Services         3,454,500       4,019,477
       Dah Sing Financial Group..................                 Commercial Banks                    4,228,400      17,481,630
       Fountain Set (Holdings) Ltd. .............         Textiles, Apparel & Luxury Goods           33,524,000       2,983,890


                     Quarterly Statement of Investments | 3

Templeton Global Smaller Companies Fund

                                                                                                      SHARES/
                                                                      INDUSTRY                        RIGHTS         VALUE
                                                   ----------------------------------------------  ------------  --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       HONG KONG (CONTINUED)
       Giordano International Ltd. .............                  Specialty Retail                   40,089,348  $    8,481,070
       Hopewell Highway Infrastructure Ltd. ....            Transportation Infrastructure               298,200         168,869
       Hopewell Holdings Ltd. ..................        Real Estate Management & Development          2,982,000       9,174,320
       Hung Hing Printing Group Ltd. ...........               Containers & Packaging                20,862,508       4,225,168
       Yue Yuen Industrial Holdings Ltd. .......          Textiles, Apparel & Luxury Goods            4,196,500       9,646,567
                                                                                                                 --------------
                                                                                                                     56,180,991
                                                                                                                 --------------
       JAPAN 5.7%
       Aiful Corp. .............................                  Consumer Finance                    1,084,850       3,405,640
       Asics Corp. .............................          Textiles, Apparel & Luxury Goods               36,000         279,700
       Descente Ltd. ...........................          Textiles, Apparel & Luxury Goods            2,333,000      10,532,731
       MEITEC Corp. ............................                Professional Services                   239,900       3,244,172
       Nichii Gakkan Co. .......................          Health Care Providers & Services              559,200       4,738,038
       Sangetsu Co. Ltd. .......................                 Household Durables                     181,300       4,016,410
       Sohgo Security Services Co. Ltd. ........           Commercial Services & Supplies               559,400       5,098,002
(b)    Takuma Co. Ltd. .........................                     Machinery                        2,627,000       5,543,882
       USS Co. Ltd. ............................                  Specialty Retail                       81,030       4,594,068
                                                                                                                 --------------
                                                                                                                     41,452,643
                                                                                                                 --------------
       NETHERLANDS 7.1%
(b)    Draka Holding NV.........................                Electrical Equipment                    598,660       7,720,401
       Imtech NV................................             Construction & Engineering                 606,091      12,067,165
       Mediq NV.................................          Health Care Providers & Services              838,560      10,515,370
       SBM Offshore NV..........................             Energy Equipment & Services                390,421       6,564,165
       Twentsche Kabel Holdings NV..............              Communications Equipment                  303,546       4,292,292
(b)    USG People NV............................               Professional Services                    858,366      10,971,289
                                                                                                                 --------------
                                                                                                                     52,130,682
                                                                                                                 --------------
       NORWAY 0.4%
       Tomra Systems ASA........................                      Machinery                         715,996       2,818,412
                                                                                                                 --------------
       PHILIPPINES 0.0%(c)
(b)    First Gen Corp. .........................    Independent Power Producers & Energy Traders        610,000         258,639
                                                                                                                 --------------
       SINGAPORE 0.1%
(b)    Huan Hsin Holdings Ltd. .................   Electronic Equipment, Instruments & Components     6,101,000         971,564
                                                                                                                 --------------
       SOUTH KOREA 7.5%
       Busan Bank...............................                  Commercial Banks                    1,793,670      11,062,093
       Daeduck Electronics Co. Ltd. ............   Electronic Equipment, Instruments & Components     1,221,875       3,806,676
       Daegu Bank Co. Ltd. .....................                  Commercial Banks                    1,249,460       9,979,792
       Halla Climate Control Corp. .............                   Auto Components                    1,104,000       9,519,889
       INTOPS Co. Ltd. .........................   Electronic Equipment, Instruments & Components       223,678       4,142,021
       People & Telecommunication Inc. .........              Communications Equipment                  612,718       4,845,256
       Sindoh Co. Ltd. .........................                 Office Electronics                     110,350       4,788,484
       Youngone Corp. ..........................          Textiles, Apparel & Luxury Goods              821,460       6,293,562
                                                                                                                 --------------
                                                                                                                     54,437,773
                                                                                                                 --------------
       SPAIN 0.8%
       Sol Melia SA.............................            Hotels, Restaurants & Leisure             1,078,193       6,006,998
                                                                                                                 --------------



                     4 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

                                                                                                      SHARES/
                                                                      INDUSTRY                        RIGHTS         VALUE
                                                   ----------------------------------------------  ------------  --------------
COMMON STOCKS AND OTHER EQUITY
INTERESTS (CONTINUED)
SWEDEN 0.7%
(b, d) D. Carnegie & Co. AB.....................                  Capital Markets                     2,352,546  $           --
       Niscayah Group AB........................           Commercial Services & Supplies             3,472,830       5,393,449
                                                                                                                 --------------
                                                                                                                      5,393,449
                                                                                                                 --------------
       SWITZERLAND 2.2%
(e)    Panalpina Welttransport Holding AG.......              Air Freight & Logistics                    83,541       5,762,663
       Verwaltungs- und Privat-Bank AG..........                  Capital Markets                        75,518       6,231,278
       Vontobel Holding AG......................                  Capital Markets                       160,170       4,125,386
                                                                                                                 --------------
                                                                                                                     16,119,327
                                                                                                                 --------------
       TAIWAN 8.8%
       AcBel Polytech Inc. .....................                Electrical Equipment                 13,333,086       7,812,914
       D-Link Corp. ............................              Communications Equipment               11,616,430       9,782,819
       Giant Manufacturing Co. Ltd. ............            Leisure Equipment & Products              3,866,100       9,998,841
       Pihsiang Machinery Manufacturing Co.
          Ltd. .................................          Health Care Equipment & Supplies            3,468,000       6,479,558
       Simplo Technology Co. Ltd. ..............              Computers & Peripherals                 1,710,996       7,348,963
(b)    Ta Chong Bank Ltd. ......................                  Commercial Banks                   52,393,000       9,628,289
       Taiwan Fu Hsing..........................                 Building Products                    9,336,180       4,697,449
       Test-Rite International Co. Ltd. ........                    Distributors                     16,626,237       8,212,377
                                                                                                                 --------------
                                                                                                                     63,961,210
                                                                                                                 --------------
       THAILAND 4.0%
       Bank of Ayudhya Public Co. Ltd., fgn. ...                  Commercial Banks                   18,625,300       6,351,385
       Bank of Ayudhya Public Co. Ltd., NVDR....                  Commercial Banks                   15,401,900       5,252,178
       Glow Energy Public Co. Ltd., fgn. .......    Independent Power Producers & Energy Traders     14,440,800      11,258,857
       Total Access Communication Public Co.
          Ltd., fgn. ...........................        Wireless Telecommunication Services           7,939,400       5,994,247
                                                                                                                 --------------
                                                                                                                     28,856,667
                                                                                                                 --------------
       UNITED KINGDOM 6.8%
       Bodycote PLC.............................                     Machinery                        2,576,506       5,896,646
       Burberry Group PLC.......................          Textiles, Apparel & Luxury Goods              804,310       4,975,909
       Fiberweb PLC.............................                 Personal Products                    6,160,581       5,231,165
       Future PLC...............................                       Media                         11,231,610       3,315,296
       GAME Group PLC...........................                  Specialty Retail                    3,408,480       9,344,325
       Henderson Group PLC......................                  Capital Markets                     9,149,752      12,098,027
       Yule Catto & Co. PLC.....................                     Chemicals                        6,523,350       8,493,448
                                                                                                                 --------------
                                                                                                                     49,354,816
                                                                                                                 --------------
       UNITED STATES 20.5%
(b)    Chico's FAS Inc. ........................                  Specialty Retail                    2,322,130      22,663,989
(b)    Fossil Inc. .............................          Textiles, Apparel & Luxury Goods              440,540       9,859,285
(b)    Hibbett Sports Inc. .....................                  Specialty Retail                      821,570      14,812,907
(b)    JAKKS Pacific Inc. ......................            Leisure Equipment & Products                483,990       6,170,873
       K-Swiss Inc., A..........................          Textiles, Apparel & Luxury Goods              986,000       8,627,500
(b, f) Leapfrog Enterprises Inc. ...............            Leisure Equipment & Products              2,971,610       8,469,089
       Legg Mason Inc. .........................                  Capital Markets                       718,630      13,855,187
(b)    RC2 Corp. ...............................            Leisure Equipment & Products                292,400       3,517,572
       Scholastic Corp. ........................                       Media                            363,740       7,129,304


                     Quarterly Statement of Investments | 5

Templeton Global Smaller Companies Fund

                                                                                                      SHARES/
                                                                      INDUSTRY                        RIGHTS         VALUE
                                                   ----------------------------------------------  ------------  --------------

COMMON STOCKS AND OTHER EQUITY
INTERESTS (CONTINUED)
UNITED STATES (CONTINUED)
(b)    Sealy Corp. .............................                 Household Durables                   3,655,420  $    6,945,298
(b)    Sealy Corp., rts., 7/02/09...............                 Household Durables                   3,655,420       7,712,936
       Tempur-Pedic International Inc. .........                 Household Durables                   1,753,710      19,343,421
(b)    VASCO Data Security International Inc. ..                      Software                          275,340       2,040,269
(b)    Volcom Inc. .............................          Textiles, Apparel & Luxury Goods              516,790       7,064,519
(b, f) West Marine Inc. ........................                  Specialty Retail                    1,991,430      11,311,322
                                                                                                                 --------------
                                                                                                                    149,523,471
                                                                                                                 --------------
       TOTAL COMMON STOCKS AND OTHER
       EQUITY INTERESTS
       (COST $971,205,951)......................                                                                    710,573,990
                                                                                                                 --------------
       TOTAL INVESTMENTS........................                                                                    710,573,990
       OTHER ASSETS, LESS LIABILITIES 2.7%......                                                                     19,809,985
                                                                                                                 --------------
       NET ASSETS 100.0%........................                                                                 $  730,383,975
                                                                                                                 ==============

See Abbreviations on page 9.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of this security was $5,898,054, representing 0.81% of net assets.

(b)  Non-income producing.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days.

(e)  Security purchased on a delayed delivery basis.

(f)  See Note 4 regarding holdings of 5% voting securities.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 7

Templeton Global Smaller Companies Fund

3. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $  971,365,527
                                                ==============
Unrealized appreciation .....................   $   94,494,453
Unrealized depreciation .....................     (355,285,990)
                                                --------------
Net unrealized appreciation (depreciation) ..   $ (260,791,537)
                                                ==============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2009, were as shown below.

                                                                                                                          REALIZED
                                NUMBER OF SHARES                            NUMBER OF SHARES     VALUE AT                  CAPITAL
                               HELD AT BEGINNING     GROSS        GROSS       HELD AT END         END OF     INVESTMENT     GAIN
NAME OF ISSUER                     OF PERIOD       ADDITIONS   REDUCTIONS      OF PERIOD          PERIOD       INCOME      (LOSS)
--------------                 -----------------   ---------   ----------   ----------------   -----------   ----------   --------
NON-CONTROLLED AFFILIATES
Leapfrog Enterprises Inc. ..       2,971,610           --          --           2,971,610      $ 8,469,089       $--       $ --
West Marine Inc. ...........       1,991,430           --          --           1,991,430       11,311,322        --         --
TOTAL AFFILIATED SECURITIES (2.71% of Net Assets) ..........................................   $19,780,411       $--        $--

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                     8 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

5. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At May 31, 2009, $710,573,990 of the Fund's investments in securities carried at fair value were in Level 1 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

NVDR - Non-Voting Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9
]

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND


By /s/LAURA F. FERGERSON
  -----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  -----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009


By /s/MARK H. OTANI
 -----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009